Income Tax Provision	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Tax Provision

Note 9 – Income Tax Provision

Deferred Tax Assets

At December 31, 2018, the Company had net operating loss (“NOL”) carryforwards for Federal income tax purposes of $3,581,474 (2017: $2,681,541) that may be offset against future taxable income through 2036. No tax benefit has been reported with respect to these net operating loss carry-forwards in the accompanying financial statements because the Company believes that the realization of the Company’s net deferred tax assets of approximately $1,100,710 (2017: $911,724) was not considered more likely than not and accordingly, the potential tax benefits of the net loss carry-forwards are offset by a full valuation allowance.

Deferred tax assets consist primarily of the tax effect of NOL carry-forwards. The Company has provided a full valuation allowance on the deferred tax assets because of the uncertainty regarding its realizability.

The statutory rate and the effective tax rate for and as of December 31, 2018 was 21% (2017 – 34%).

Components of deferred tax assets are as follows:

	December 31, 2018	December 31, 2017
Net deferred tax assets – Non-current:

Expected income tax benefit from NOL carry-forwards	$1,100,710	$911,724
Less valuation allowance	(1,100,710)	(911,724)
Deferred tax assets, net of valuation allowance	$-	$-

Income Tax Provision in the Statements of Operations

A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
	$	$
Net loss for the year before income taxes	(1,144,696)	(1,389,972)

Expected income tax recovery from net loss	(240,386)	(472,590)
Non-deductible expenses	51,400	190,331
Change in valuation allowance	188,986	282,259
	—	—

The Company is neither under examination by any taxing authority, nor has it been notified of any impending examination. The Company’s tax years for its Federal and State jurisdictions which are currently open for examination are the years of 2014 - 2018.